Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF

January 31, 2020 (unaudited)

	Shares	Value
Investment Companies — 99.9%

High Yield Corporate Bond Funds — 24.3%
iShares iBoxx High Yield Corporate Bond ETF(a)	112,906	$9,882,662
SPDR Bloomberg Barclays High Yield Bond ETF(a)	54,603	5,953,911
Xtrackers USD High Yield Corporate Bond ETF	45,205	2,265,675
Total High Yield Corporate Bond Funds		18,102,248

Investment Grade Corporate Bond Funds — 20.7%
iShares Broad USD Investment Grade Corporate Bond ETF	54,014	3,219,234
SPDR Portfolio Intermediate Term Corporate Bond ETF	49,495	1,772,911
SPDR Portfolio Long Term Corporate Bond ETF(a)	31,756	993,328
Vanguard Intermediate-Term Corporate Bond ETF(a)	45,848	4,279,452
Vanguard Long-Term Corporate Bond ETF(a)	49,379	5,197,140
Total Investment Grade Corporate Bond Funds		15,462,065

Mortgage Backed Securities Funds — 33.3%
iShares MBS ETF	146,446	15,942,111
SPDR Portfolio Mortgage Backed Bond ETF	21,738	574,318
Vanguard Mortgage-Backed Securities ETF	155,953	8,346,605
Total Mortgage Backed Securities Funds		24,863,034

Short Maturity Investment Grade Corporate Bond Fund — 6.7%
Vanguard Short-Term Corporate Bond ETF	60,844	4,975,214

Short-Term Treasury Bond Funds — 14.9%
Schwab Short-Term U.S. Treasury ETF(a)	101,563	5,157,369
Vanguard Short-Term Treasury ETF	98,016	5,995,639
Total Short-Term Treasury Bond Funds		11,153,008

Total Investment Companies
(Cost $73,465,500)		74,555,569
Short-Term Investments — 6.8%
Money Market Funds — 6.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	5,020,455	5,020,455
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	75,258	75,258
Total Short-Term Investments
(Cost $5,095,713)		5,095,713
Total Investments — 106.7%
(Cost $78,561,213)		79,651,282
Other Assets and Liabilities, Net — (6.7)%		(5,033,603)
Net Assets — 100.0%		$74,617,679

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $19,751,919; total market value of collateral held by the Fund was $20,199,830. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $15,179,375.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF(continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Investment Companies	$74,555,569	$–	$–	$74,555,569
Short-Term Investments:
Money Market Funds	5,095,713	–	–	5,095,713
Total Investments in Securities	$79,651,282	$–	$–	$79,651,282

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.